Commitments and Contingencies	8 Months Ended
Dec. 31, 2024
Commitments and Contingencies
Commitments and Contingencies

Note 3 – Commitments and Contingencies

The Company follows ASC 450-20, Loss Contingencies, to report accounting for contingencies. Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred, and the amount of the assessment can be reasonably estimated. There were no commitments or contingencies as of December 31, 2024.